BUSINESS COMBINATIONS - Consideration Transferred For PointSource (Details) - USD ($) $ in Thousands		Jun. 01, 2017	Dec. 31, 2019	Feb. 28, 2019	Dec. 31, 2018	Feb. 22, 2018	Dec. 31, 2017	Jun. 07, 2017	Jun. 02, 2017
Disclosure of detailed information about business combination [line items]
Cash transferred			$ 103,978		$ 4,328		$ 21,300
Total consideration paid net of cash and cash equivalents acquired			97,300		4,137		$ 19,149
Other financial liabilities - current	[1]		8,937		9,347
Other financial liabilities - non current			1,617		3,418
PointSource
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Cash transferred		$ 15,500		$ 750		$ 2,206		$ 12,400	$ 3,100
Working capital adjustment		3,756
Contingent consideration		9,373
Total consideration paid net of cash and cash equivalents acquired		$ 28,629
Other financial liabilities - current			1,086		746
Other financial liabilities - non current			$ 0		$ 1,040

[1]	Includes other financial liabilities related to business combinations of 8,937 and 9,335 as of December 31, 2019 and 2018, respectively (note 25.11) and the fair value of foreign exchange forward contracts of 12 as of December 31, 2018, respectively (notes 28.10 and 28.11).